General	3 Months Ended
Mar. 31, 2013
General

1. General

Nature of Our Business — We are a leading consumer packaged food and beverage company focused on high-growth product categories that are aligned with emerging consumer trends. We manufacture, market, distribute, and sell branded plant-based foods and beverages, coffee creamers and beverages, and premium dairy products throughout North America and Europe. Our brands distributed in North America include Silk plant-based foods and beverages, International Delight and LAND O LAKES coffee creamers and beverages, and Horizon Organic premium dairy products, while our European brands of plant-based foods and beverages include Alpro and Provamel.

Basis of Presentation — The unaudited condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q (“Form 10-Q”) have been prepared on the same basis as the audited consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2012, which was filed with the Securities and Exchange Commission on February 19, 2013. In our opinion, we have made all necessary adjustments (which generally include normal recurring adjustments) in order to present fairly, in all material respects, our consolidated financial position, results of operations and cash flows as of the dates and for the periods presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted. Our results of operations for the three months ended March 31, 2013 and 2012 may not be indicative of our operating results for the full year. The unaudited condensed consolidated financial statements contained in this Form 10-Q should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012 contained in our Annual Report on Form 10-K for the year ended December 31, 2012.

For periods prior to the completion of our initial public offering on October 31, 2012, our condensed consolidated financial statements have been prepared on a stand-alone basis and derived from Dean Foods Company’s (“Dean Foods”) consolidated financial statements and accounting records using the historical results of operations, and assets and liabilities attributed to our operations, and include allocations of expenses from Dean Foods. Our consolidated and segment results are not necessarily indicative of our future performance and do not reflect what our financial performance would have been had we been a stand-alone public company for the three months ended March 31, 2012.

Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions have been allocated to us. These allocations include costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as share-based compensation expense attributable to our employees and an allocation of share-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $9.3 million in the three months ended March 31, 2012. These cost allocations are primarily reflected within general and administrative expenses in our unaudited condensed consolidated statements of operations as well as classified as “Corporate and other” in Note 13 “Segment, Geographic and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide many of these services on a transitional basis for a fee.

Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.

Prior to completion of our initial public offering, total equity represented Dean Foods’ interest in our recorded net assets. Dean Foods’ net investment balance represented the cumulative net investment by Dean Foods in us through October 31, 2012, including any prior net income or loss or other comprehensive income or loss attributed to us and contributions received from or distributions made to Dean Foods. Certain transactions between us and other related parties that are wholly-owned subsidiaries of Dean Foods, including allocated expenses and settlement of intercompany transactions, are also included in Dean Foods’ net investment.

We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation for debt, interest expense and debt issuance costs is reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the three months ended March 31, 2012. See Note 7 “Debt and Allocated Portion of Dean Foods’ Debt.”

Spin-Off from Dean Foods on May 23, 2013 — On May 1, 2013, Dean Foods announced that its board of directors has authorized the distribution to Dean Foods stockholders of an aggregate of 47,686,000 shares of WhiteWave Class A common stock and 67,914,000 shares of WhiteWave Class B common stock on May 23, 2013, the distribution date, as a pro rata dividend on shares of Dean Foods common stock outstanding at the close of business on the record date of May 17, 2013. Since our initial public offering in October 2012, Dean Foods has owned an 86.7% economic interest and a 98.5% voting interest in our outstanding common stock. When the distribution is complete, Dean Foods will continue to own approximately 19.9% of our outstanding common stock. Dean Foods expects to dispose of its remaining shares of WhiteWave Class A common stock within 18 months after the distribution in one or more debt-for-equity exchanges or other tax-free dispositions.

Recently Issued Accounting Pronouncements — On January 1, 2013, we adopted changes issued by the FASB on the reporting of amounts reclassified out of accumulated other comprehensive income. These changes require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required to be reclassified in its entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. These requirements are to be applied to each component of accumulated other comprehensive income. Other than the additional disclosure requirements, the adoption of these changes had no impact on our unaudited condensed consolidated financial statements. See Note 10 “Accumulated Other Comprehensive Loss.”